Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011
Defined Contribution Benefit Plans [Line Items]
401(k) plan that covers employees eligible age	18
401(k) plan that covers employees service period for eligible	3 months
Employer contributions	$ 0	$ 0